John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 99.2%		$5,936,491,947
(Cost $3,023,777,357)
Communication services 17.2%		1,026,420,106
Entertainment 3.3%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,312,706	139,294,282
The Walt Disney Company (A)	415,025	59,336,124
Interactive media and services 12.9%
Alphabet, Inc., Class A (A)	141,989	384,232,171
CarGurus, Inc. (A)	2,340,202	74,652,444
Meta Platforms, Inc., Class A (A)	998,500	312,790,110
Media 1.0%
Comcast Corp., Class A	1,122,524	56,114,975
Consumer discretionary 17.7%		1,058,728,767
Hotels, restaurants and leisure 0.1%
Airbnb, Inc., Class A (A)	51,522	7,932,842
Household durables 4.9%
Lennar Corp., A Shares	3,048,496	292,990,951
Internet and direct marketing retail 7.5%
Amazon.com, Inc. (A)	148,833	445,229,455
Leisure products 1.2%
Polaris, Inc.	632,062	71,163,861
Specialty retail 4.0%
CarMax, Inc. (A)	2,171,554	241,411,658
Consumer staples 7.3%		437,242,990
Beverages 5.1%
Anheuser-Busch InBev SA/NV, ADR	4,326,141	272,849,713
Diageo PLC, ADR	156,617	31,942,037
Food and staples retailing 2.2%
Walmart, Inc.	947,366	132,451,240
Energy 5.0%		297,659,371
Oil, gas and consumable fuels 5.0%
Cheniere Energy, Inc.	2,660,048	297,659,371
Financials 13.5%		805,308,139
Banks 4.3%
First Republic Bank	17,160	2,978,804
JPMorgan Chase & Co.	1,109,201	164,827,269
Wells Fargo & Company	1,664,792	89,565,810
Capital markets 8.4%
Morgan Stanley	2,816,200	288,773,148
State Street Corp.	821,180	77,601,510
The Goldman Sachs Group, Inc.	388,701	137,864,471
Consumer finance 0.8%
Synchrony Financial	1,025,995	43,697,127
Health care 7.6%		456,838,305
Biotechnology 2.6%
Alnylam Pharmaceuticals, Inc. (A)	439,789	60,514,966
Moderna, Inc. (A)	557,473	94,396,903
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 2.9%
UnitedHealth Group, Inc.	373,303	$176,411,799
Life sciences tools and services 1.5%
Danaher Corp.	306,071	87,472,031
Pharmaceuticals 0.6%
Bristol-Myers Squibb Company	586,263	38,042,606
Industrials 7.4%		445,857,005
Aerospace and defense 4.4%
Airbus SE (A)	573,833	73,274,172
General Dynamics Corp.	359,135	76,172,534
Lockheed Martin Corp.	227,279	88,441,077
Raytheon Technologies Corp.	266,559	24,040,956
Building products 0.2%
Carrier Global Corp.	263,092	12,544,227
Machinery 1.0%
Caterpillar, Inc.	239,864	48,346,988
Otis Worldwide Corp.	131,553	11,238,573
Road and rail 1.8%
Union Pacific Corp.	457,160	111,798,478
Information technology 19.6%		1,173,325,156
IT services 1.0%
Visa, Inc., Class A	274,421	62,065,798
Semiconductors and semiconductor equipment 3.5%
Analog Devices, Inc.	395,734	64,888,504
Broadcom, Inc.	75,804	44,412,048
KLA Corp.	259,410	100,980,531
Software 7.6%
Adobe, Inc. (A)	178,957	95,616,725
DocuSign, Inc. (A)	513,024	64,523,028
salesforce.com, Inc. (A)	272,423	63,373,762
Workday, Inc., Class A (A)	901,586	228,110,274
Technology hardware, storage and peripherals 7.5%
Apple, Inc.	2,570,972	449,354,486
Materials 0.8%		46,235,199
Chemicals 0.8%
LyondellBasell Industries NV, Class A	477,982	46,235,199
Real estate 3.1%		188,876,909
Equity real estate investment trusts 3.1%
American Tower Corp.	358,870	90,255,805
Crown Castle International Corp.	540,360	98,621,104

	Yield (%)	Shares	Value
Short-term investments 0.7%			$40,994,956
(Cost $40,994,956)
Short-term funds 0.7%			40,994,956
Federated Government Obligations Fund, Institutional Class	0.0300(B)	40,994,956	40,994,956

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

Total investments (Cost $3,064,772,313) 99.9%	$5,977,486,903
Other assets and liabilities, net 0.1%	4,462,817
Total net assets 100.0%	$5,981,949,720

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$1,026,420,106	$1,026,420,106	—	—
Consumer discretionary	1,058,728,767	1,058,728,767	—	—
Consumer staples	437,242,990	437,242,990	—	—
Energy	297,659,371	297,659,371	—	—
Financials	805,308,139	805,308,139	—	—
Health care	456,838,305	456,838,305	—	—
Industrials	445,857,005	372,582,833	$73,274,172	—
Information technology	1,173,325,156	1,173,325,156	—	—
Materials	46,235,199	46,235,199	—	—
Real estate	188,876,909	188,876,909	—	—
Short-term investments	40,994,956	40,994,956	—	—
Total investments in securities	$5,977,486,903	$5,904,212,731	$73,274,172	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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